Chrysler Center
666 Third Avenue
New York, NY 10017
212-935-3000
Priya Kumar | 212 692 6708 | pkumar@mintz.com	212-983-3115 fax
www.mintz.com
                                                            June 29, 2007
VIA EDGAR TRANSMISSION
Mark P. Schuman
Branch Chief — Legal
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	ProLink Holdings Corp. Preliminary Proxy Statement on Schedule 14A Filed on June 1, 2007 File No. 000-25007
Dear Mr. Shuman:
          On behalf of ProLink Holdings Corp. (the “Company”), we are hereby filing with the Securities and Exchange Commission (the “Commission”) a revised Preliminary Proxy Statement on Schedule 14A, File No. 000-25007 (the “Revised Proxy Statement”). We are delivering a copy of the Revised Proxy Statement to you and Rebekah Toton of the Commission.
          Set forth below are the Company’s responses to the Commission’s comments given by letter (the “Comment Letter”), dated June 12, 2007, to the Preliminary Proxy Statement on Schedule 14A filed by the Company on June 1, 2007 (the “Preliminary Proxy Statement”). The responses are numbered to correspond to the comments set forth in the Comment Letter, which, for convenience, we have incorporated into this response letter, and are based upon information provided to Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. by the Company.
          On behalf of the Company, we advise you as follows:
Proposal Two, page 18
1.	You disclose one reason for undertaking a reverse split is that it may help facilitate the listing of your common stock on the Nasdaq Capital Market. Because the reverse split is in furtherance of this goal, you should revise to state the minimum requirements for listing on that market and provide some qualititative disclosure regarding your ability to meet each requirement.
          Response: We have revised the Preliminary Proxy Statement to state the minimum requirements for listing our common stock on the Nasdaq Capital Market and the American Stock Exchange and our ability to meet such requirements. Please see pages 16-17 of the Revised Proxy Statement.
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Boston | Washington | New York | Stamford | Los Angeles | Palo Alto | San Diego | London

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Mark P. Shuman
June 29, 2007

2.	We note your disclosure that the purpose of the reverse stock split is to increase the trading price of your common stock in order to meet listing standards. Please disclose the trading volume and price of your common stock as of a recent date.
          Response: We have disclosed the trading volume and price of the Company’s common stock as of June 18, 2007. Please see page 17 of the Revised Proxy Statement.
3.	As the number of authorized shares of common stock will remain the same, your reverse stock split will increase the number of shares of common stock available for issuance. Please include a table illustrating the effective change in available authorized capital as a result of the reverse stock split for each class of stock. Such a table will assist in illustrating the effective increase in available authorized capital notwithstanding the fact that the number of shares of authorized capital will remain the same.
          Response: We have included a table in the Revised Proxy Statement on page 18 illustrating the effective change in available authorized capital as a result of the reverse stock split for each class of stock.
4.	Please disclose whether you presently have any plans, proposals or arrangements to issue any of the newly available authorized shares of common stock for any purpose, including future acquisitions and/or financings. If so, please disclose by including materially complete descriptions of the future acquisitions and financing transactions. If not, please state that you have no such plans, proposals, or arrangements, written or otherwise, at this time to issue any of the additional authorized shares of common stock.
          Response: We currently have no intent to use the newly available authorized shares following the reverse stock split for any particular purposes, including future acquisitions or financings.
5.	Please refer to Release No. 34-15230 and discuss the possible anti-takeover effects of the increase in authorized shares. Please also discuss other anti-takeover mechanisms that may be present in your governing documents or otherwise and whether there are any plans or proposals to adopt other provisions or enter into other arrangements that may have material anti-takeover consequences. Inform holders that management might use the additional shares to resist or frustrate a third-party transaction providing an above-market premium that is favored by a majority of the independent stockholders.
          Response: We have added language with respect to Release No. 34-15230 on page 17 of the Revised Proxy and have explained that the reverse stock split is not intended to construct or enable any anti-takeover defense or mechanism on behalf of the Company. There are no anti-takeover mechanisms present in the Company’s governing documents or otherwise and there are no plans or proposals to adopt other provisions or enter into other arrangements that may have material anti-takeover consequences.
* * * * * * * *

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Mark P. Shuman
June 29, 2007

     Please call the undersigned at (212) 935-3000 with any comments or questions regarding the Revised Proxy Statement.

Sincerely,
/s/ Priya Kumar

Priya Kumar

cc:	Rebekah Toton Securities and Exchange Commission Lawrence D. Bain Dave M. Gomez ProLink Holdings Corp. Kenneth Koch, Esq. Todd E. Mason, Esq. Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.